Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 5,380,029	$ 5,384,781
Unallocated:
Cash and cash equivalents	142,860	149,014	$ 139,854	$ 244,241
Advances to affiliates		8,229
Operating Segments | LNG Segment [Member]
Segment Reporting Information [Line Items]
Total assets	4,888,329	4,861,977
Operating Segments | LPG Segment [Member]
Segment Reporting Information [Line Items]
Total assets	318,829	326,111
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Total assets	12,540	39,450
Unallocated
Unallocated:
Cash and cash equivalents	142,860	149,014
Advances to affiliates	$ 17,471	$ 8,229